Leases - Summary of Right-of-use assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		$ 99.2	[1]	$ 107.6
Additions		19.7		11.0
Depreciation		(17.7)		(17.5)
Currency translation and other changes		2.9		(2.0)
Right-of-use assets	[1]	104.1		99.2
Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		95.0		103.3
Additions		17.2		8.7
Depreciation		(15.4)		(15.0)
Currency translation and other changes		3.6		(2.0)
Right-of-use assets		100.5		95.0
Other [Mmeber]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets		4.2		4.3
Additions		2.5		2.4
Depreciation		(2.3)		(2.5)
Currency translation and other changes		(0.7)		0.0
Right-of-use assets		$ 3.6		$ 4.2

[1]	The notes are an integral part of these consolidated financial statements.